advance billings and customer deposits - Contract liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
advance billings and customer deposits
Contract liabilities at beginning of period	$ 811	$ 780
Revenue deferred in previous period and recognized in current period	(648)	(689)
Net additions arising from operations	605	708
Additions arising from business acquisitions	33	12
Contract liabilities at end of period	801	811
Current	718	718
Non-current
Deferred revenues	70	78
Deferred customer activation and connection fees	$ 13	$ 15